Accounting for Certain Loans Acquired with Deteriorated Credit Quality - Narrative (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Receivables [Abstract]
Certain loans acquired in transfer not accounted for as debt securities, allowance for loan losses, decreases	$ 4.48	$ 4.58